ACQUISITIONS (Details) - Schedule of Business Acquisitions, by Acquisition - USD ($)		3 Months Ended	12 Months Ended
	Aug. 15, 2014	Mar. 31, 2015	Dec. 31, 2014
Customer Relationships [Member] | The Fresh Diet [Member]
Business Acquisition [Line Items]
Intangible Assets	$ 2,700,000	$ 2,700,000
Trade Names [Member] | The Fresh Diet [Member]
Business Acquisition [Line Items]
Intangible Assets	1,800,000	1,800,000
The Fresh Diet [Member]
Business Acquisition [Line Items]
Cash		3,000,000
Common Stock – 6,889,937 shares	14,000,000	9,645,912
Total purchase price	14,000,000	12,645,912
Tangible assets acquired	2,567,223	2,567,223
Liabilities assumed	11,035,724	11,035,724
Net tangible assets	(8,468,501)	(8,468,501)
Goodwill	17,968,501	16,614,413
Total purchase price	$ 14,000,000	12,645,912
Cash		$ 3,000,000	$ 100,000